FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial assets
The carrying values of the financial assets and liabilities at December 31, 2017 and 2016 are as follows:

As at December 31	2017	2016
Financial Assets
At fair value through profit or loss
Warrant investments	$12,754	$—

Loans and receivables, measured at amortized cost
Cash	$231,596	$234,898
Restricted cash	$22,193	$20,042
Accounts receivable (not including sales taxes)	$5,289	$1,716
	$259,078	$256,656

Available for sale, measured at fair value through Other Comprehensive Income
Investments in equity securities of public and private companies	$100,109	$5,885

Financial Liabilities
Other financial liabilities, measured at amortized cost
Accounts payable and accrued liabilities	$84,746	$72,076
Finance leases	$38,575	$28,034
Convertible unsecured debentures	$—	$84,961

Disclosure of financial liabilities
The contractual cash flow requirements of the Company as at December 31, 2017 are as follows:

As at December 31, 2017
	Total	Less than a year	1-3 years	4-5 years	After 5 years
Accounts payable and accrued liabilities	$84,746	$84,746	$—	$—	$—
Finance lease payments	42,267	18,480	23,787	—	—
Office rent and other obligations	5,558	1,643	2,230	1,509	176
Income taxes payable	8,337	8,337	—	—	—
	$140,908	$113,206	$26,017	$1,509	$176
The carrying values of the financial assets and liabilities at December 31, 2017 and 2016 are as follows:

As at December 31	2017	2016
Financial Assets
At fair value through profit or loss
Warrant investments	$12,754	$—

Loans and receivables, measured at amortized cost
Cash	$231,596	$234,898
Restricted cash	$22,193	$20,042
Accounts receivable (not including sales taxes)	$5,289	$1,716
	$259,078	$256,656

Available for sale, measured at fair value through Other Comprehensive Income
Investments in equity securities of public and private companies	$100,109	$5,885

Financial Liabilities
Other financial liabilities, measured at amortized cost
Accounts payable and accrued liabilities	$84,746	$72,076
Finance leases	$38,575	$28,034
Convertible unsecured debentures	$—	$84,961

Disclosure of fair value measurement of assets
The fair value hierarchy of financial instruments measured at fair valued on the consolidated statement of financial position is as follows:

As at December 31	2017	2016
Level 1
Available for sale investments - publicly traded (note 16)	$100,109	$1,686

Level 2
Warrant investments	$12,754	$—

Level 3
Available for sale investments - privately held (note 16)	$—	$4,199

Disclosure of nature and extent of risks arising from financial instruments
The table below also provides a sensitivity analysis of a 10 percent adverse movement of the US dollar against the Canadian dollar and Australian dollar as identified which would have decreased the Company’s net earnings by the amounts shown in the table below. A 10 percent weakening of the US dollar against the said foreign currencies would have had the equal but opposite effect as at December 31, 2017.

USD$
Total foreign currency net financial assets in US$ (a)	$190,194
Impact of a 10% variance of the US $ on net earnings	$18,475
(a) Includes financial assets and financial liabilities denominated in United States Dollars

	CAD	AUD
Closing US dollar exchange rate at December 31, 2017	$0.80	$0.78
Average US dollar exchange rate during the year ended December 31, 2017	$0.77	$0.77
Closing US dollar exchange rate at December 31, 2016	$0.74	$0.72
Average US dollar exchange rate during the year ended December 31, 2016	$0.75	$0.74